Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Consolidated VIEs and Subsidiaries (Details) - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Consolidated VIEs and Subsidiaries [Line Items]
Total current assets	$ 13,712,576	$ 13,362,125
Total non-current assets	6,763,219	7,356,012
Total Assets	20,475,795	20,718,137
Total Liabilities	6,668,610	6,701,376
Revenues	737,904	1,823,568
Net (loss) income	(469,268)	461,348
Net cash provided by operating activities	1,844,037	4,585,904
Net cash used in investing activities	$ (275,763)	$ (1,869,143)